Virtus Multi-Sector Fixed Income Series

and Virtus Strategic Allocation Series,

each a series of Virtus Variable Insurance Trust

Supplement dated June 17, 2011 to the Prospectuses

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 17, 2011, Newfleet Asset Management, LLC (formerly named SCM Advisors LLC) (“Newfleet”) became the investment subadviser for Virtus Multi-Sector Fixed Income Series and Virtus Strategic Allocation Series (fixed income portion only). The portfolio managers at VIA responsible for the series, along with their support team, will continue to manage the series on behalf of Newfleet, thereby continuing management by the current portfolio management team.

No changes to the series’ principal investment strategies are being made. Also, the fees and expenses paid by the series remain unchanged.

Each of the series’ summary and statutory prospectuses is hereby revised as described below.

Virtus Multi-Sector Fixed Income Series only

•

Under “The Adviser and Subadviser” in the series’ summary prospectus and in the summary section of the series’ statutory prospectus, the following disclosure is inserted after the description of VIA as the series investment adviser:

Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA, is the subadviser to the series (since June 2011).

•	The description of Mr. Albrycht under “Portfolio Manager” in the series’ summary prospectus and in the summary section of the series’ statutory prospectus is replaced with:

David L. Albrycht, CFA, Chief Investment Officer – Multi-Sector Fixed Income Strategies at Newfleet, is the manager of the series. Mr. Albrycht has managed the portfolio since 1998.

•	Under “The Adviser” in the series’ statutory prospectuses, the following disclosure replaces the second paragraph:

Pursuant to the Investment Advisory Agreement with the series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the series’ investment program in conformity with the stated policies of the series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Newfleet to serve as subadviser and perform the day-to-day management of the series. Newfleet, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the series and for placing the series’ transactions.

•	The following disclosure is inserted at the end of the section “The Adviser”:

The Subadviser

Newfleet Asset Management, LLC (formerly named SCM Advisors LLC) (“Newfleet”), an affiliate of VIA, is the subadviser to the series (since June 2011) and has an office at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2010, Newfleet had approximately $3.4 billion in assets under management. Newfleet has been an investment adviser since 1989.

From its investment management fee, VIA, and not the series, pays Newfleet for the management services it provides to the series at the annual rate of 0.20% of its average net assets.

•	The disclosure under “Portfolio Management” on page 8 is replaced with the following:

David L. Albrycht, CFA. Mr. Albrycht is Chief Investment Officer – Multi-Sector Fixed Income Strategies at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 1998. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and the fixed income portion of Virtus Strategic Allocation Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

Virtus Strategic Allocation Series only

•

Under “The Adviser and Subadviser” in the series’ summary prospectus and in the summary section of the series’ statutory prospectuses, the following disclosure is inserted following the description of VIA as the series investment adviser:

Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA, is the subadviser for the fixed income portion of the series (since June 2011).

•	The description of Mr. Albrycht under “Portfolio Manager” in the series’ summary prospectuses and in the summary sections of the series’ statutory prospectuses is replaced with:

David L. Albrycht, CFA, Chief Investment Officer – Multi-Sector Fixed Income Strategies at Newfleet, is a manager of the series. Mr. Albrycht has served as a portfolio manager for the series since 2007.

•	Under “The Adviser” in the series’ statutory prospectuses, the following disclosure replaces the second paragraph:

Pursuant to the Investment Advisory Agreement with the series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the series’ investment program in conformity with the stated policies of the series as described in this prospectus. VIA also performs the day-to-day management of the equity portion of the series. VIA, with the approval of the Trust’s Board of Trustees, has selected Newfleet to serve as subadviser and perform the day-to-day management of the fixed income portion of the series. VIA and Newfleet are responsible for deciding which securities to purchase and sell for the series and for placing the series’ transactions.

•	The following disclosure is inserted at the end of the section “The Adviser”:

The Subadviser

Newfleet Asset Management, LLC (formerly named SCM Advisors LLC) (“Newfleet”), an affiliate of VIA, is the subadviser to the series (since June 2011) and has an office at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2010, Newfleet had approximately $3.4 billion in assets under management. Newfleet has been an investment adviser since 1989.

From its investment management fee, VIA, and not the series, pays Newfleet for the management services it provides to the series at the annual rate of 0.23% of its average net assets (fixed income only).

•	The disclosure under “Portfolio Management” on page 8 is replaced with the following:

Newfleet

David L. Albrycht, CFA. Mr. Albrycht is Chief Investment Officer – Multi-Sector Fixed Income Strategies at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 2007. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and the Virtus Multi-Sector Fixed Income Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

Investors should retain this supplement with the Prospectus for future reference.

VVIT 8504&8507/VIA to Newfleet (6/11)

Virtus Multi-Sector Fixed Income Series

and Virtus Strategic Allocation Series,

each a series of Virtus Variable Insurance Trust

Supplement dated June 17, 2011 to the

Statement of Additional Information (“SAI”)

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 17, 2011, Newfleet Asset Management, LLC (formerly named SCM Advisors, LLC) (“Newfleet”) became the investment subadviser for the above-named series. The portfolio managers at VIA responsible for these series, along with their support team, will continue to manage the series on behalf of Newfleet, thereby continuing management by the current portfolio management team.

No changes to the series’ principal investment strategies are being made. Also, the fees and expenses paid by the series remain unchanged.

The SAI is hereby revised as described below.

•

The description of Newfleet Asset Management, LLC (formerly SCM Advisors LLC) under “The Subadvisers” on page 41 is revised to reflect a second location at 100 Pearl Street, Hartford, CT 06103 and to add the Virtus Multi-Sector Fixed Income Series and Virtus Strategic Allocation Series to the list of series for which Newfleet serves as subadviser. The description of subadvisory fees paid by VIA to Newfleet for the series is revised to reflect the following:

Series	Rate
Virtus Capital Growth Series	50% of the gross advisory fee
Virtus Multi-Sector Fixed Income Series	0.20% of average net assets
Virtus Strategic Allocation Series	0.23% of average net assets (fixed income only)

•

The information for Mr. Albrycht appearing in the table under “Other Accounts Managed by the Portfolio Manager” on page 34 is deleted (previously added by supplement dated June 2, 2011). The table under “Other Accounts Managed by the Portfolio Manager” on page 42 is revised by adding the following information:

	Number of Other Accounts Managed; Assets Under Management
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles	Other Accounts
David L. Albrycht	5: $	4.11 billion	0	0

•

The disclosure under “Subadviser Compensation” on page 42 with respect to the Multi-Sector Fixed Income Series and Strategic Allocation Series (fixed income portion) is revised to reflect the following:

	2008	2009	2010
Multi-Sector Fixed Income Series[6]	$440,378	$387,273	$412,307
Strategic Allocation Series (fixed income portion)[7]	$213,828	$147,347	$145,733

[6]	Newfleet is the Subadviser to this Series. Prior to June 2, 2011, Goodwin Capital Advisers, Inc. (“Goodwin”) managed this Series.

[7]	Newfleet is the Subadviser to the fixed income portion of this Series. Prior to June 2, 2011, Goodwin managed the fixed income portion of this Series.

Investors should retain this supplement with the SAI for future reference.

VVIT SAI/VIAtoNewfleet (6/11)